Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42005
Entity Registrant Name	ZOOZ Power Ltd.
Entity Central Index Key	0001992818
Entity Address, Address Line One	4B Hamelacha St.
Entity Address, Address Line Two	Lod
Entity Address, Country	IL
Entity Address, Postal Zip Code	7152008